Filed electronically with the Securities and Exchange Commission on December 18, 2012

                 File No. 033-05724
                 File No. 811-04670

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	|__|

Pre-Effective Amendment No.	|__|
Post-Effective Amendment No. 107	|X|
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	|__|

Amendment No. 110	|X|

DWS Global/International Fund, Inc.
(Exact name of Registrant as Specified in Charter)

345 Park Avenue, New York, NY  10154
   (Address of Principal Executive Offices)

Registrant's Telephone Number, including Area Code: (617) 295-1000

John Millette
One Beacon Street, Boston, MA  02108
(Name and Address of Agent for Service)

Copy to: Thomas Hiller, Esq.
Ropes & Gray
Prudential Tower, 800 Boylston Street
Boston, MA 02199-3600

It is proposed that this filing will become effective

|X|	Immediately upon filing pursuant to paragraph (b)
|__|	On _____________ pursuant to paragraph (b)
|__|	60 days after filing pursuant to paragraph (a)(1)
|__|	On _____________ pursuant to paragraph (a)(1)
|__|	75 days after filing pursuant to paragraph (a)(2)
|__|	On _____________ pursuant to paragraph (a)(3) of Rule 485

If appropriate, check the following box:
|__|	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to the following Fund, a series of the Registrant:

•	DWS Global Thematic Fund — Class A, Class B, Class C, Institutional Class, Class R and Class S

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 15th day of December 2012.

DWS GLOBAL/INTERNATIONAL FUND, INC.

By:  /s/W. Douglas Beck
W. Douglas Beck*
President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/W. Douglas Beck
W. Douglas Beck*	President	December 15, 2012

/s/Paul H. Schubert
Paul H. Schubert	Chief Financial Officer and Treasurer	December 15, 2012

/s/John W. Ballantine
John W. Ballantine*	Director	December 15, 2012

/s/Henry P. Becton, Jr.
Henry P. Becton, Jr.*	Director	December 15, 2012

/s/Dawn-Marie Driscoll
Dawn-Marie Driscoll*	Director	December 15, 2012

/s/Keith R. Fox
Keith R. Fox*	Director	December 15, 2012

/s/Paul K. Freeman
Paul K. Freeman*	Chairperson and Director	December 15, 2012

/s/Kenneth C. Froewiss
Kenneth C. Froewiss*	Director	December 15, 2012

/s/Richard J. Herring
Richard J. Herring*	Director	December 15, 2012

/s/William McClayton
William McClayton*	Director	December 15, 2012

/s/Rebecca W. Rimel
Rebecca W. Rimel*	Director	December 15, 2012

/s/William N. Searcy, Jr.
William N. Searcy, Jr.*	Director	December 15, 2012

/s/Jean Gleason Stromberg
Jean Gleason Stromberg*	Director	December 15, 2012

/s/Robert H. Wadsworth
Robert H. Wadsworth*	Director	December 15, 2012

*By:
/s/Caroline Pearson
Caroline Pearson **
Chief Legal Officer

**
Attorney-in-fact pursuant to the powers of attorney that are incorporated herein by reference to Post-Effective Amendment No. 99 to the Registration Statement as filed on October 21, 2011; and as filed on May 16, 2008 in Post-Effective Amendment No. 76 to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase